FINANCIAL LIABILITIES - REPAYMENTS SCHEDULE (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures | $		$ 0	$ 0
Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	100.00%
Perecentage of repayment of debentures, per new schedule	56.07%
2014 [Member] | Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	7.00%
2015 [Member] | Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	11.00%
2016 | Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	15.00%
Debentures	R$ 915
Early repayment of debentures	R$ 100
2017 | Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	18.00%
Perecentage of repayment of debentures, per new schedule	7.07%
2018 | Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	21.00%
Perecentage of repayment of debentures, per new schedule	21.00%
2019 | Brazilian Subsidiary
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Perecentage of repayment of debentures, per original schedule	28.00%
Perecentage of repayment of debentures, per new schedule	28.00%